Trade receivables - Disclosure of detailed information about trade receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Trade receivables	€ 23,997	€ 44,030
Less: loss allowance of receivables	(84)	(17)
TRADE RECEIVABLES, NET	€ 23,912	€ 44,013